Pensions - Year s Pension Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calculation Of This Years Pension Costs [Abstract]
Current service cost	$ 329	$ 344	$ 289
Financial costs	6	6	6
Pension costs for the year	$ 335	$ 350	$ 296